Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Total net loss before taxes	$ (177,297)	$ (32,312)
Domestics
Operating Loss Carryforwards [Line Items]
Total net loss before taxes	(157,153)	(24,778)
Foreign
Operating Loss Carryforwards [Line Items]
Total net loss before taxes	$ (20,144)	$ (7,534)